Risk Report - Credit Risk Exposure - Maximum Exposure to Credit Risk IAS 39 (Detail) - IAS 39 [Member] € in Millions	Dec. 31, 2017 EUR (€)	[1]
Maximum exposure to credit risk [Member]
Maximum Exposure to Credit Risk [Line Items]
Cash and central bank balances	€ 225,655	[2]
Interbank balances (w/o central banks)	9,265	[2]
Central bank funds sold and securities purchased under resale agreements	9,971	[2]
Securities borrowed	16,732	[2]
Financial assets at fair value through profit or loss	550,313	[2]
Trading assets	98,730	[2]
Positive market values from derivative financial instruments	361,032	[2]
Financial assets designated at fair value through profit or loss	90,551	[2]
thereof [Abstract]
Securities purchased under resale agreements	57,843	[2]
Securities borrowed	20,254	[2]
Financial assets available for sale	47,766	[2],[3]
Loans	405,621	[2],[4]
Securities held to maturity	3,170	[2]
Other assets subject to credit risk	66,900	[2]
Financial guarantees and other credit related contingent liabilities	48,212	[2],[5]
Irrevocable lending commitments and other credit related commitments	158,253	[2],[5]
Maximum exposure to credit risk	1,541,858	[2]
Netting [Member]
Maximum Exposure to Credit Risk [Line Items]
Financial assets at fair value through profit or loss	286,149
Positive market values from derivative financial instruments	285,421
Financial assets designated at fair value through profit or loss	728
thereof [Abstract]
Securities purchased under resale agreements	728
Other assets subject to credit risk	29,854
Maximum exposure to credit risk	316,003
Collateral [Member]
Maximum Exposure to Credit Risk [Line Items]
Cash and central bank balances	0
Interbank balances (w/o central banks)	0
Central bank funds sold and securities purchased under resale agreements	9,914
Securities borrowed	15,755
Financial assets at fair value through profit or loss	136,650
Trading assets	2,635
Positive market values from derivative financial instruments	52,797
Financial assets designated at fair value through profit or loss	81,218
thereof [Abstract]
Securities purchased under resale agreements	56,566
Securities borrowed	20,034
Financial assets available for sale	559	[3]
Loans	211,578	[4]
Other assets subject to credit risk	1,514
Financial guarantees and other credit related contingent liabilities	4,024	[5]
Irrevocable lending commitments and other credit related commitments	7,544	[5]
Maximum exposure to credit risk	387,538
Guarantees and Credit derivatives [Member]
Maximum Exposure to Credit Risk [Line Items]
Interbank balances (w/o central banks)	7	[6]
Financial assets at fair value through profit or loss	265	[6]
Trading assets	146	[6]
Positive market values from derivative financial instruments	119	[6]
Financial assets designated at fair value through profit or loss	0	[6]
thereof [Abstract]
Securities purchased under resale agreements	0	[6]
Securities borrowed	0	[6]
Financial assets available for sale	0	[3],[6]
Loans	20,063	[4],[6]
Other assets subject to credit risk	56	[6]
Financial guarantees and other credit related contingent liabilities	6,579	[5],[6]
Irrevocable lending commitments and other credit related commitments	1,759	[5],[6]
Maximum exposure to credit risk	28,730	[6]
Total credit enhancements [Member]
Maximum Exposure to Credit Risk [Line Items]
Cash and central bank balances	0
Interbank balances (w/o central banks)	7
Central bank funds sold and securities purchased under resale agreements	9,914
Securities borrowed	15,755
Financial assets at fair value through profit or loss	423,065
Trading assets	2,781
Positive market values from derivative financial instruments	338,338
Financial assets designated at fair value through profit or loss	81,946
thereof [Abstract]
Securities purchased under resale agreements	57,294
Securities borrowed	20,034
Financial assets available for sale	559	[3]
Loans	231,641	[4]
Other assets subject to credit risk	31,424
Financial guarantees and other credit related contingent liabilities	10,604	[5]
Irrevocable lending commitments and other credit related commitments	9,303	[5]
Maximum exposure to credit risk	€ 732,271

[1]	All amounts at carrying value unless otherwise indicated.
[2]	Does not include credit derivative notional sold (EUR828,804million) and credit derivative notional bought protection.
[3]	Excludes equities, other equity interests and commodities.
[4]	Gross loans less deferred expense/unearned income before deductions of allowance for loan losses
[5]	Figures are reflected at notional amounts. Revocable commitments not included in the year were EUR45.1billion
[6]	Bought credit protection is reflected with the notional of the underlying